Material Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies, Changes In Accounting Policies And Errors [Abstract]
Material Accounting Policies	MATERIAL ACCOUNTING POLICIES
Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Subsidiaries are entities controlled by the Company. Control exists when the Company has the power to govern the financial and operating policies to obtain benefits from its activities. Intercompany transactions are eliminated in preparation of the consolidated financial statements.
Many of the Company's exploration, development and production activities are conducted through jointly owned assets. The consolidated financial statements include the Company's proportionate share of the assets, liabilities, revenues and expenses generated by jointly owned assets.

Revenue Recognition

Revenue from the sale of light oil and condensate, heavy oil, NGL, and natural gas is recognized based on the consideration specified in contracts with customers. Baytex recognizes revenue by unit of production and when control of the product transfers to the customer and collection is reasonably assured. This is generally at the point in time when the customer obtains legal title to the product and it is physically transferred to the customer at the agreed upon delivery point.

Contracts are evaluated based on the nature of the performance obligations, including the Company’s role as either principal or agent. Where the Company acts as principal and has primary responsibility for the transaction, revenue is recognized on a gross basis. Where the Company acts as agent, revenue is recognized on a net basis.

The transaction price for variable price contracts is based on a representative commodity price index, and typically includes adjustments for quality, location, delivery method, or other factors depending on the agreed upon terms of the contract. The amount of revenue recorded varies depending on the grade, quality and quantities of oil or natural gas transferred to customers. Market conditions, which impact the Company's ability to negotiate certain components of the transaction price, can also cause the amount of revenue recorded to fluctuate from period to period.

Pipeline tariffs, tolls and fees charged to other entities for the use of pipelines and facilities owned by Baytex are evaluated by management to determine if these originate from contracts with customers or from incidental or collaborative arrangements. Pipeline tariffs, tolls and fees charged to other entities that are from contracts with customers are recognized in revenue when the related services are provided.

Exploration and Evaluation ("E&E") Assets

Once the legal right to explore has been acquired, costs directly associated with an exploration program are capitalized as E&E assets until results of the exploration program have been evaluated. Costs capitalized as E&E assets include costs of license acquisition, technical services and studies, seismic acquisition, exploration drilling and testing of initial production results.

E&E expenditures are costs incurred in an area where technical feasibility and commercial viability has not yet been determined. The technical feasibility and commercial viability is dependent on whether extracting petroleum and natural gas resources is demonstrable. If the asset is determined not to be technically feasible or commercially viable the accumulated E&E assets associated with the exploration project are charged to E&E expense in the period the determination is made.

Upon determination of technical feasibility and commercial viability, as evidenced by demonstrating the ability to extract mineral resources and management's intention to develop the E&E asset, the accumulated costs associated with the exploration project are tested for impairment and transferred to oil and gas properties.

Oil and Gas Properties

Oil and gas properties are initially recorded at cost and include the costs to acquire, develop, complete geological and geophysical surveys, drill and complete wells for production, and construct and install infrastructure including wellhead equipment and processing facilities.

Oil and gas properties includes costs related to planned major inspection, overhaul and turnaround activities to maintain items of oil and gas properties and benefit future years of operations. Replacements outside of a major inspection, overhaul or turnaround are recognized as oil and gas properties when it is probable the economic benefits of the replacement will be realized by the Company in the future. The carrying amount of any replaced or disposed item of oil and gas properties is derecognized. Repair and maintenance costs incurred for servicing an item of oil and gas properties is recorded as operating expense as incurred.

Depletion

The costs associated with oil and gas properties are depleted on a unit-of-production basis by depletable area over proved plus probable reserves once commercial production has commenced. Forecasted capital costs required to bring proved plus probable reserves into production are included in the depletable base. For purposes of the depletion calculation, petroleum and natural gas reserves are converted to a common unit of measurement on the basis of their relative energy content where six thousand cubic feet of natural gas equates to one barrel of oil equivalent.
Impairment or Impairment Reversal

Non-financial Assets

The Company reviews its oil and gas properties and E&E assets at a CGU level for indicators of impairment or impairment reversal at the end of each reporting period. E&E assets are also assessed for impairment upon transfer to oil and gas properties. The recoverable amount of the asset is estimated if indicators of impairment or impairment reversal exist.

When reviewing for indicators of impairment or impairment reversal, and testing for impairment or impairment reversal when indicators have been identified, assets are grouped together at a CGU level. The recoverable amount of an asset or CGU is the higher of its FVLCD and its VIU. The determination of recoverable amount includes estimates of proved plus probable oil and gas reserves and the associated cash flows. Factors that impact these cash flows include forecasted CGU production volumes, royalty obligations, operating costs, capital costs, commodity prices, taxes, along with inflation and discount rates used to estimate present value. FVLCD is the amount that would be obtained from the sale of an asset or CGU in an arm's length transaction. In determining FVLCD, recent comparable market transactions are considered if available. In the absence of such transactions, an appropriate valuation model is used. VIU is assessed using the present value of the estimated future cash flows of the asset or CGU. The estimated future cash flows are adjusted for risks specific to the asset or CGU and are discounted using a discount rate based on the Company’s weighted average cost of capital adjusted for risks specific to the CGU.

Where the carrying amount of a CGU exceeds its recoverable amount, the CGU is considered impaired and is written down to its recoverable amount. The impairment reduces the carrying amount of the individual assets in the CGU on a pro-rata basis.

Impairments may be reversed for all CGUs and individual assets when there is indication that a previously recognized impairment may no longer exist or may have decreased. If such indication exists, the recoverable amount is estimated. An impairment may be reversed only to the extent that the CGU’s revised carrying amount does not exceed the carrying amount that would have been determined, net of depreciation and depletion, had no impairment been recognized.

Impairments and impairment reversals are recorded in net income or loss in the period the impairment or impairment reversal occurs.

Leases

A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. A lease obligation and corresponding right-of-use asset ("lease asset") are recognized at the commencement of the lease. The present value of the lease obligation is based on the future lease payments and is discounted using the Company's incremental borrowing rate when the rate implicit in the lease is not readily available. The Company uses a single discount rate for a portfolio of leases with similar characteristics. The lease asset is recognized at the amount of the lease obligation, adjusted for lease incentives received and initial direct costs, on commencement of the lease. Depreciation is recognized on the lease asset over the shorter of the estimated useful life of the asset or the lease term.

Lease payments are allocated between the liability and interest expense. Interest expense is recognized on the lease obligations using the effective interest rate method and payments are applied against the lease obligation.

Asset Retirement Obligations

The Company recognizes asset retirement obligations when it has a legal or constructive obligation as a result of past events, it is probable that an outflow of economic resources will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The Company’s asset retirement obligations are based on its net ownership in wells and facilities. Management estimates the costs to abandon and reclaim the wells and facilities using existing technology and the estimated time period during which these costs will be incurred in the future.

Asset retirement obligations are recognized for future asset retirement costs associated with the abandonment and reclamation of the Company's E&E assets and oil and gas properties. Asset retirement obligations are measured at the present value of management's best estimate of the future cash flows required to settle the present obligation, discounted using the risk-free rate. The present value of the liability is capitalized as part of the cost of the related asset and depleted over its useful life. The asset retirement obligation is accreted until the date of expected settlement of the retirement obligation and is recognized within financing and interest expense in net income or loss. Changes in the future cash flow estimates resulting from revisions to the estimated timing or amount of undiscounted cash flows or the discount rates are recognized as changes in the asset retirement obligation provision and related asset at each reporting date.
Foreign Currency Translation

Foreign Transactions

Transactions in foreign currencies are translated to Canadian dollars at the exchange rates prevailing at the time of the transactions. Foreign currency assets and liabilities are translated to Canadian dollars at the period-end exchange rate and revenue and expenses are translated to Canadian dollars using the average exchange rate for the period. Realized and unrealized gains and losses resulting from the settlement or translation of foreign currency transactions are included in net income or loss.

Foreign Operations

The Company had U.S operations owned via U.S. subsidiaries. The assets and liabilities of foreign operations are translated to Canadian dollars at exchange rates in effect at the period-end exchange rate. Revenue and expenses of foreign operations are translated to Canadian dollars using the average exchange rate for the period. Foreign exchange differences are included in other comprehensive income or loss. The cumulative foreign currency translation differences are reclassified from shareholders' equity to net income or loss upon discontinuation of the foreign operations.

Financial Instruments

Financial assets are initially classified into two categories: measured at amortized cost or fair value through profit or loss (“FVTPL”).

The measurement category for each class of financial asset and financial liability is set forth in the following table.

Financial Instrument	Classification
Cash	Amortized cost
Trade receivables	Amortized cost
Financial derivatives	Fair value through profit or loss
Trade payables	Amortized cost
Dividends payable	Amortized cost
Credit facilities	Amortized cost
Long-term notes	Amortized cost

Debt issuance costs related to the amendment of the Company's credit facilities or the issuance of long-term notes are capitalized and amortized as financing costs over the term of the credit facilities or long-term notes. For a financial asset or a financial liability carried at amortized cost, transaction costs directly attributable to acquiring or issuing the asset or liability are added to, or deducted from, the fair value on initial recognition and amortized through net income or loss over the term of the financial instrument. Transaction costs that are directly attributable to the acquisition or issue of a financial asset or a financial liability classified as FVTPL are expensed at inception of the contract.

The Company formally documents its risk management objectives and strategies to manage exposures to fluctuations in commodity prices, interest rates and foreign currency exchange rates. The Company has not designated its financial derivative contracts as effective accounting hedges, and therefore has not applied hedge accounting. As a result, the Company applies the fair value method of accounting for all derivative instruments. The fair values of these instruments are based on quoted market prices or, in their absence, third-party market indications and forecasts. Attributable transaction costs are recognized in net income or loss when incurred.

The Company accounts for its physical delivery sales contracts as executory contracts. These contracts are entered into and held for the purpose of receipt or delivery of non-financial items in accordance with its expected purchase, sale or usage requirements. As such, these contracts are not considered to be derivative financial instruments and are not recorded at fair value on the statements of financial position. Settlements on these physical delivery sales contracts are recognized in revenue in the period the product is delivered to the sales point.

Income Taxes

Current and deferred income taxes are recognized in net income or loss, except when they relate to items that are recognized directly in equity, in which case the current and deferred taxes are also recognized directly in equity.
Current income taxes for the current and prior periods are measured at the amount expected to be recoverable from or payable to the taxation authorities based on the income tax rates enacted at the end of the reporting period. The Company recognizes the financial statement impact of a tax filing position when it is probable that the position will be upheld. The asset or liability is measured based on an assessment of probable outcomes and their associated probabilities.

The Company follows the asset and liability method of accounting for income taxes. Under this method, deferred income taxes are recorded for the effect of any temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of taxable income. Deferred income tax liabilities are generally recognized for all taxable temporary differences. Deferred income tax assets are recognized for all deductible temporary differences to the extent future recovery is probable. The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and reduced or increased to the extent that it is no longer probable or becomes probable that sufficient taxable income will be available to allow all or part of the asset to be recovered. Deferred income taxes are calculated using enacted or substantively enacted tax rates. Deferred income tax balances are adjusted for any changes in the enacted or substantively enacted tax rates and the adjustment is recognized in the period that the rate change occurs.

Tax regulations and legislation in the various jurisdictions in which the Company and its subsidiaries operate are subject to change and there are differing interpretations requiring management judgment. Deferred tax assets are recognized when it is considered probable that deductible temporary differences will be recovered in future periods, which requires management judgment. Deferred tax liabilities are recognized when it is considered probable that temporary differences will be payable to tax authorities in future periods, which requires management judgment. Income tax filings are subject to audit and re-assessment and changes in facts, circumstances and interpretations of the standards may result in a material change to the Company's provision for income taxes.

Assets Held for Sale

Assets are classified as held for sale if it is highly probable their carrying amounts will be recovered through a sale rather than through future operating cash flows. This conditions is met when the sale is highly probable and the asset is available for immediate sale in its present condition. Immediately before the assets are classified as held for sale, they are assessed for indicators of impairment or reversal of impairment and are measured at the lower of their carrying amount and fair value less costs of disposal. Any impairment charges are recognized in net income or loss. Assets held for sale and their associated liabilities are classified as current assets and any liabilities associated with assets held for sale are classified as current liabilities.

Future Accounting Pronouncements

IFRS 18 Presentation and Disclosure in Financial Statements was issued in April 2024 and replaces IAS 1 Presentation of Financial Statements. The Standard introduces a more defined structure to the statements of income or loss and comprehensive income or loss, including new categories of income and expenses, defined subtotals, and required disclosure of management‑defined performance measures. The Standard is required to be adopted retrospectively and is effective for fiscal years beginning on or after January 1, 2027, with early adoption permitted. The Company is evaluating the impact that this standard will have on the consolidated financial statements.

IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures were amended in May 2024 to clarify the date of recognition and derecognition of financial assets and liabilities. The amendments are effective for fiscal years beginning on or after January 1, 2026, and the Company has determined that the impact from this amendment is immaterial.